FINANCIAL INCOME AND EXPENSE - Schedule of interest income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
FINANCIAL INCOME AND EXPENSE
Foreign exchange gains, net			$ 2,337,815
Interest income			229,303	$ 180,267		$ 16,803
Total	$ 2,719,636	$ 606,846	$ 2,567,118	$ 180,267	[1]	$ 16,803	[1]

[1]	See restatement of financial statements in note 2.4 for further details.